REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Schedule of redeemable non-controlling interests
	Year ended December 31,
	2022	2021	2020

Balance, beginning of period	$23,901	$8,647	$2,041
Investment by redeemable non-controlling interest	-	-	2,330
Net loss attributable to redeemable non-controlling interest	(743)	(1,169)	(1,311)
Adjustment to redeemable non-controlling interest	(14,979)	16,689	5,487
Foreign currency translation	(99)	(266)	100
Balance, end of period	$8,080	$23,901	$8,647